Offerings	Mar. 17, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 150,665.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 20.81
Offering Note	Calculated as the additional amount of the aggregate maximum value of Shares being purchased.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 4,000,000.00
Amount of Registration Fee	$ 612.40
Offering Note	Calculated as the approximate aggregate maximum value of Shares being purchased. The fee of $612.40 was paid in connection with the filing of the Schedule TO-I by Emery Partners Income Credit Strategies Fund (File No. 005-94046) on September 4, 2025 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.